Accounting Policies - Translation of Foreign Operations (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Net investment | UHI
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 413.3	$ 8,144,843	$ 350.7	$ 7,236,587
Warrants issued by UHI | Fair value hedge of foreign currency
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	1,847.0	36,395,183	180.0	3,546,918
Open Ended Fund | Fair value hedge of foreign currency
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 1,855.9	$ 38,298,606	$ 180.0	$ 3,817,586